Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Cash Flows [Abstract]
Net income	$ 7,990	$ 3,947	$ 3,660
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	2,866	2,866	3,041
Amortization of deferred charges	40	39	39
Gain on termination of funding agreement	(4,523)	0	0
Changes in operating assets and liabilities:
Accrued expenses and other current liabilities	(520)	264	769
Related party balances	504	0	0
Net cash provided by operating activities	6,357	7,116	7,509
Investing activities
Change in restricted cash and investments	(2,657)	(3,696)	(4,349)
Net cash used in investing activities	(2,657)	(3,696)	(4,349)
Financing activities
Repayment of debt	(3,700)	(3,420)	(3,160)
Net cash used in financing activities	(3,700)	(3,420)	(3,160)
Net change in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of year	0	0	0
Cash and cash equivalents at end of year	0	0	0
Supplemental disclosure of cash flow information:
Interest paid	$ 4,273	$ 4,553	$ 4,812